UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410
Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund

June 30, 2015 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 139.64%
Corporate-Backed Revenue Bonds – 16.86%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	1,600,000	$1,254,656
Series A-2 6.50% 6/1/47	430,000	370,759
Gaston County, North
Carolina Industrial Facilities
& Pollution Control
Financing Authority
(Exempt Facilities-National
Gypsum Project)
5.75% 8/1/35 (AMT)	290,000	290,049
Gloucester County, New
Jersey Pollution Control
Financing Authority
(Keystone Urban Renewal)
5.00% 12/1/24 (AMT)	125,000	139,740
Golden State, California
Tobacco Securitization
Corporate Settlement
Revenue
(Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47	1,415,000	1,187,213
Harris County, Texas Industrial
Development Corporation
Solid Waste Disposal
Revenue
(Deer Park Refining Project)
5.00% 2/1/23	150,000	164,409
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	525,935
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	767,485
Series A-1 6.50% 11/1/35	255,000	304,241
Louisiana Public Facilities
Authority
(LA Pellets Inc. Project)
144A
7.75% 7/1/39 (AMT)#	240,000	240,629
Maryland Economic
Development Corporation
Facilities Revenue
(CNX Marine Terminals)
5.75% 9/1/25	600,000	661,806
M-S-R Energy Authority,
California Gas
Series C 7.00% 11/1/34	1,000,000	1,363,270
New Jersey Economic
Development Authority
(Continental Airlines
Project)
5.625% 11/15/30 (AMT)	225,000	250,805
New Jersey Economic
Development Authority
Special Facility Revenue
(Continental Airlines
Project)
5.25% 9/15/29 (AMT)	500,000	542,225
Ohio State Air Quality
Development Authority
Revenue
(First Energy Generation)
Series A 5.70% 8/1/20	260,000	296,829
Selma, Alabama Industrial
Development Board
(Zilkha Biomass Selma LLC
Project) 144A
7.50% 5/1/25 (AMT)#	265,000	261,743
St. John the Baptist Parish,
Louisiana
(Marathon Oil) Series A
5.125% 6/1/37	500,000	524,805
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	808,545
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	508,866
Town of Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	344,103
Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	290,213
		11,098,326

(continues)       NQ-OV9 [6/15] 8/15 (15008) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds – 27.19%
Bowling Green, Ohio Student
Housing Revenue CFP I
(CFP I State University
Project) 6.00% 6/1/45	260,000	$274,973
Build NYC Resource, New
York
5.25% 11/1/34	510,000	536,163
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46	625,000	665,119
California Statewide
Communities Development
Authority Student Housing
Revenue
(Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	470,000	521,366
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,046,700
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project)
5.25% 5/1/33	500,000	541,310
(Washington University)
Series B 5.00% 11/15/30	600,000	687,870
Henderson Public
Improvement Trust, Nevada
(Touro College & University
System Obligation)
5.50% 1/1/39	135,000	147,864
Marietta, Georgia
Development Authority
Revenue
(Life University Income
Project) 7.00% 6/15/39	430,000	451,771
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	713,252
Maryland State Economic
Development Student
Housing Revenue
(University of Maryland
College Park Projects)
5.75% 6/1/33	370,000	401,642
Massachusetts State Health &
Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	600,000	689,796
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project)
5.50% 10/1/41	495,000	530,873
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	550,000	583,363
New Hope Cultural Education
Facilities, Texas
(Chief-Collegiate Housing-
Tarleton St.)
5.00% 4/1/34	1,000,000	1,038,250
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875% 6/1/42	450,000	496,940
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art)
5.00% 7/1/31	500,000	549,315
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	672,438
(Touro College & University
System) Series A
5.50% 1/1/39	390,000	428,294
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30 #	135,000	143,566

2 NQ-OV9 [6/15] 8/15 (15008)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80% 7/1/30	400,000	$430,380
(University Properties - East
Stroudsburg University)
5.25% 7/1/19	510,000	564,198
Philadelphia Authority for
Industrial Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	417,538
Phoenix, Arizona Industrial
Development Authority
Revenue
(Eagle College Preparatory
Project) Series A
5.00% 7/1/43	500,000	478,240
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,061,130
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	476,515
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	146,040
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	562,736
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	659,586
University of Arizona
Series A 5.00% 6/1/39	500,000	555,290
University of California
Series AI 5.00% 5/15/32	1,000,000	1,140,820
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	283,233
		17,896,571
Electric Revenue Bonds – 2.12%
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	1,000,000	1,126,510
Long Island Power Authority,
New York
Series A 5.00% 9/1/44	250,000	270,615
		1,397,125
Healthcare Revenue Bonds - 17.79%
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	542,960
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	369,360
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	388,559
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	331,812
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41	300,000	345,747
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project) 6.50% 5/15/37	105,000	121,199
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	539,375
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	340,389
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	564,230

(continues)       NQ-OV9 [6/15] 8/15 (15008) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41	500,000	$527,355
Montgomery County,
Pennsylvania Industrial
Development Authority
Revenue
(Whitemarsh Continuing
Care) 5.375% 1/1/50	750,000	752,070
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation)
6.125% 7/1/50	750,000	746,993
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center)
6.00% 8/1/38	300,000	344,184
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	323,103
New Mexico Hospital
Equipment Loan Council
Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	544,195
New York State Dormitory
Authority Revenue Non
State Supported Debt
(Orange Regional Medical
Center) 6.25% 12/1/37	500,000	547,055
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	337,626
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	420,992
5.00% 6/1/36	250,000	262,180
5.125% 6/1/42	750,000	790,215
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	563,480
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	22,724
7.50% 6/1/49	105,000	120,616
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital
Obligation Group)
9.125% 10/1/41	500,000	554,640
Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	531,050
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.00% 8/1/28	720,000	778,558
		11,710,667
Housing Revenue Bonds – 1.28%
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45	425,000	465,634
Florida HomeLoan
(Homeowner Mortgage
Revenue) Series 2
5.90% 7/1/29 (AMT) (NATL-RE)	110,000	110,661
Williston, North Dakota
(Eagle Crest Apartments
Project) 7.75% 9/1/38	255,000	266,067
		842,362
Lease Revenue Bonds – 9.66%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,100,200
California Statewide
Communities Development
Authority Student Housing
Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,000,000	1,041,410

4 NQ-OV9 [6/15] 8/15 (15008)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	$159,273
(State Police) Series I
5.00% 9/1/23	760,000	895,774
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,280,740
New Jersey Economic
Development Authority
(School Facilities
Construction) Series EE
5.00% 9/1/18	100,000	107,673
New York City, New York
Industrial Development
Agency
(Senior Trips) Series A
5.00% 7/1/28 (AMT)	250,000	270,225
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 5.75% 10/1/31	500,000	501,710
		6,357,005
Local General Obligation Bonds – 0.86%
New York, New York
Series A-1 5.25% 8/15/21	250,000	281,053
Series I-1 5.375% 4/1/36	250,000	283,188
		564,241
Pre-Refunded/Escrowed to Maturity Bonds – 10.73%
Atlanta, Georgia Water &
Wastewater Revenue
Series A
6.25% 11/1/39-19§	950,000	1,144,845
Bay Area, California Toll
Authority Toll Bridge
Revenue
(San Francisco Bay Area)
Series F1
5.00% 4/1/34-18§	1,000,000	1,108,760
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39-19§	350,000	423,335
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project)
7.125% 7/1/29-19§	450,000	551,227
California State Economic
Recovery
Series A 5.25% 7/1/21-19§	165,000	191,355
Series A 5.25% 7/1/21-19§	95,000	110,174
Gila County, Arizona Unified
School District No. 10
(Payson School
Improvement Project of
2006) Series A
5.25% 7/1/27-17 (AMBAC)§	500,000	544,905
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers)
7.00% 8/15/44-19§	950,000	1,162,505
North Texas Tollway Authority
(Toll 2nd Tier) Series F
5.75% 1/1/38-18§	1,100,000	1,228,975
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19§	500,000	599,465
		7,065,546
Special Tax Revenue Bonds – 18.87%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	212,056
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	940,000	1,084,760
6.50% 7/15/30	300,000	349,728
California Statewide
Communities Development
Authority Revenue
(Statewide Inland Regional
Center Project)
5.375% 12/1/37	500,000	522,085

(continues)       NQ-OV9 [6/15] 8/15 (15008) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Celebration Pointe
Community Development
District, Florida
5.00% 5/1/34	500,000	$498,755
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	885,120
Series B-1 5.00% 1/1/42	540,000	577,346
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	248,546
Miami-Dade County, Florida
Special Obligation
(Capital Appreciation &
Income) Series B
5.00% 10/1/35 (NATL-RE)	1,000,000	1,010,350
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	592,524
New Jersey Economic
Development Authority
Revenue
5.00% 6/15/28	200,000	215,160
5.00% 6/15/29	800,000	856,688
(School Facilities
Construction) Series AA
5.50% 12/15/29	900,000	944,919
New York City, New York
Industrial Development
Agency Civic Facility
Revenue
(YMCA of Greater New
York Project)
5.00% 8/1/36	595,000	606,013
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,134,840
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	634,610
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	230,000	248,954
Peoria, Arizona Municipal
Development Authority
Sales Tax & Excise Shared
Revenue
(Senior Lien & Subordinate
Lien) 5.00% 1/1/18	1,085,000	1,190,874
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	565,070
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Capital Appreciation) Sales
Tax Subordinate Lien
6.07% 6/1/21 ^	65,000	47,280
		12,425,678
State General Obligation Bonds – 3.65%
California State
5.25% 11/1/40	320,000	371,149
(Various Purposes)
5.00% 10/1/41	440,000	487,432
5.00% 10/1/44	440,000	489,918
6.00% 4/1/38	105,000	122,595
New York State
Series A 5.00% 2/15/39	300,000	334,896
Oregon State
Series K 5.00% 5/1/22	500,000	596,930
		2,402,920
Transportation Revenue Bonds – 25.95%
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,137,860
Central Texas Regional
Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	520,000	596,461
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,118,100
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A
5.75% 6/1/35	255,000	278,067

6 NQ-OV9 [6/15] 8/15 (15008)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transit Authority
of Harris County, Texas
Series A 5.00% 11/1/24	500,000	$583,375
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	546,295
Metropolitan Washington D.C.
Airports Authority Dulles
Toll Road Revenue
(First Senior Lien) Series A
5.25% 10/1/44	245,000	269,392
New Jersey State Turnpike
Authority Revenue
Series A 5.00% 1/1/27	1,000,000	1,141,410
New Orleans, Louisiana
Aviation Board
Series B
5.00% 1/1/45 (AMT)	1,000,000	1,062,960
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	561,745
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	292,045
Oregon State Department of
Transportation
Series A 5.00% 11/15/26	1,000,000	1,187,000
Pennsylvania Turnpike
Commission
Series A-1 5.00% 12/1/43	500,000	534,045
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation)
5.00% 12/1/22	500,000	573,460
Series B 5.00% 12/1/41	500,000	540,680
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,054,152
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	268,274
6.50% 12/1/28	500,000	511,510
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,050,580
Series A-1 6.625% 7/1/34	325,000	376,909
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	340,561
7.50% 6/30/33	665,000	813,189
(Mobility Partners)
7.50% 12/31/31	500,000	600,235
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	270,088
6.875% 12/31/39	1,000,000	1,174,870
7.00% 12/31/38 (AMT)	165,000	202,293
		17,085,556
Water & Sewer Revenue Bonds – 4.68%
Jefferson County, Alabama
Sewer Revenue
(Sub Lien - Warrants)
Series D 6.50% 10/1/53	500,000	578,350
New York City Water & Sewer
System, New York
(2nd Generation Fiscal
2013) Series CC
5.00% 6/15/47	345,000	378,534
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	541,420
Phoenix, Arizona Civic
Improvement Wastewater
Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39	900,000	1,000,620
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F 5.00% 11/1/27	500,000	584,180
		3,083,104
Total Municipal Bonds
(cost $85,481,183)		91,929,101

(continues)       NQ-OV9 [6/15] 8/15 (15008) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Short-Term Investments – 3.04%
Variable Rate Demand Notes – 3.04%¤
Mississippi Business Finance
Series G (Chevron USA)
0.01% 11/1/35	1,900,000	$1,900,000
Series I (Chevron USA)
0.01% 11/1/35	100,000	100,000
Total Short-Term
Investments
(cost $2,000,000)		2,000,000

Total Value of Securities – 142.68%
(cost $87,481,183)		93,929,101
Liquidation Value of
Preferred
Stock – (45.57%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 2.89%		1,900,309
Net Assets – 100.00%		$65,829,410
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $645,938, which represents 0.98% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of June 30, 2015.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^	Zero coupon security.The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
NATL-RE – Insured by National Public Finance Guarantee Corporation

8 NQ-OV9 [6/15] 8/15 (15008)

Notes

Delaware Investments® National Municipal Income Fund
June 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

National Municipal Fund
Level 2
Municipal Bonds	$91,929,101
Short-Term Investments	2,000,000
Total	$93,929,101

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Notes

June 30, 2015 (Unaudited)

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: